ACCOUNTS RECEIVABLES AND PAYABLES - Account payables (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Account payables
Payables to suppliers		$ 3,226,160	$ 1,239,699	$ 816,968
Payables to customs tax authority		347,624	793,941
Total	$ 3,558,492	$ 3,573,784	$ 2,033,640	$ 816,968